Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2018, 2017 and 2016 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2015	10,133	$55.50
Granted	51,520	19.50
Vested	(17,606)	25.35
Forfeited	(533)	55.50
Outstanding at December 31, 2016	43,514	$25.05
Vested	(18,340)	26.55
Outstanding at December 31, 2017	25,174	24.00
Granted	84,000	15.53
Vested	(71,607)	15.53
Forfeited	(3,066)	18.60
Outstanding at December 31, 2018	34,501	16.35